Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity

Shares Authorized and Outstanding

The Board of Directors of the Parent (the "Board") is authorized to issue shares of any class in the capital of the Parent. The authorized shares of the Parent consist of 1.850 billion ordinary shares with a $0.10 per share par value.

Ordinary shares outstanding were as follows:

	December 31,
	2019	2018	2017
Balance at beginning of year	204,210,731	203,446,572	202,285,166
Shares issued under restricted stock plans	224,602	619,614	947,709
Shares issued upon exercise of stock options	—	144,545	213,697
Balance at end of year	204,435,333	204,210,731	203,446,572

Repurchases of Ordinary Shares

The Parent has the authority to repurchase, subject to a maximum repurchase price, a maximum of 20% of the aggregate issued share capital of ordinary shares as of April 7, 2015. This authority will expire on July 28, 2020.

The Parent did not repurchase any of its ordinary shares in 2019, 2018, or 2017.

Dividends

We declared cash dividends per share during the periods presented as follows:

Per share amount ($)	2019	2018	2017
First Quarter	0.20	0.20	0.20
Second Quarter	0.20	0.20	0.20
Third Quarter	0.20	0.20	0.20
Fourth Quarter	0.20	0.20	0.20
Total cash dividends declared	0.80	0.80	0.80

Future dividends are subject to Board approval.

The RCF Agreement and Term Loan Facility Agreement limit the aggregate amount of dividends and repurchases of the Parent's ordinary shares in each year to $300 million based on our current ratings by Moody’s and S&P.
Accumulated Other Comprehensive Income

The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to IGT PLC
Balance at December 31, 2016	154,796	(1,673)	6,734	159,857	786	160,643
Change during period	182,791	(6,610)	(798)	175,383	463	175,846
Reclassified to operations (1)	—	1,744	—	1,744	—	1,744
Tax effect	559	1,312	65	1,936	—	1,936
Other comprehensive income (loss)	183,350	(3,554)	(733)	179,063	463	179,526
Balance at December 31, 2017	338,146	(5,227)	6,001	338,920	1,249	340,169
Change during period	(90,309)	(163)	(4,979)	(95,451)	18,691	(76,760)
Reclassified to operations (1)	(4,254)	536	—	(3,718)	—	(3,718)
Tax effect	3,779	(1,904)	(29)	1,846	—	1,846
Other comprehensive (loss) income	(90,784)	(1,531)	(5,008)	(97,323)	18,691	(78,632)
Balance at December 31, 2018	247,362	(6,758)	993	241,597	19,940	261,537
Change during period	(18,172)	237	2,877	(15,058)	15,906	848
Reclassified to operations (1)	1,623	(2,183)	—	(560)	—	(560)
Tax effect	22	495	183	700	—	700
Other comprehensive (loss) income	(16,527)	(1,451)	3,060	(14,918)	15,906	988
Balance at December 31, 2019	230,835	(8,209)	4,053	226,679	35,846	262,525
(1) Foreign currency translation adjustments related to liquidated subsidiaries were reclassified into foreign exchange gain (loss), net on the consolidated statements of operations for the years ended December 31, 2019 and 2018. Unrealized gain (loss) on hedges were reclassified into service revenue on the consolidated statements of operations for the years ended December 31, 2019, 2018, and 2017, respectively.